Shareholder Report, Holdings (Details) - C000236514 [Member]	Mar. 31, 2026
Trinitas CLO XXX Ltd Series 2024 30A 5 041 10 23 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Silver Point CLO VII Ltd Series 2024 7A 5 032 1 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
LCM XL Ltd Series 40A 5 042 1 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Magnetite XXXIV Ltd Series 2023 34A 4 812 1 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Voya CLO Ltd Series 2021 2A 4 838 4 20 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cedar Funding VIII CLO Ltd Series 2017 8A 4 888 1 17 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Apidos CLO XXXIX Ltd Series 2022 39A 4 900 10 21 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AMMC CLO XXXI Ltd Series 2025 31A 4 978 2 20 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fortress Credit BSL XXVI Ltd Series 2024 4A 5 072 1 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fortress Credit BSL XXIII Ltd Series 2025 2A 5 072 10 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%